Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025
USA Mutuals Vice Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.88%	14.42%		14.82%
USA Mutuals Vice Fund | MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	22.87%	11.70%		12.28%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		20.34%	4.03%		5.12%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		20.63%	4.29%		5.42%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		20.32%	4.03%		5.14%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.66%	1.71%		3.17%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.15%	2.84%		3.75%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		19.40%	3.25%		4.36%
USA Mutuals All Seasons Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.88%	14.42%	14.63%
USA Mutuals All Seasons Fund | S&P 500 Target Risk Conservative Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	11.74%	3.60%	4.77%
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		1.91%	6.09%	5.41%
Performance Inception Date		Oct. 13, 2017
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.89%	5.50%	4.78%
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	4.50%	4.04%

[1]	The Fund’s benchmark has changed to the S&P 500 Index. The Adviser believes the S&P 500 Index provides a more appropriate broad-based benchmark for evaluating the Fund’s performance because it is a widely recognized and commonly followed measure of U.S. equity market performance, which the Adviser believes is the benchmark most frequently referenced by the Fund’s investors. In addition, the Fund’s investment opportunity set and portfolio exposures have historically been predominantly invested in U.S. equities, making the S&P 500 Index a more relevant comparator for shareholders. The benchmark change is intended to provide investors with a performance comparison that the Adviser believes is more meaningful and consistent with how the Fund’s performance is evaluated. The benchmark change does not reflect any change in the Fund’s investment objective, principal investment strategies, or portfolio management process.
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[3]	The MSCI All Country World Index is an index representing the equity returns in 23 developed and 24 emerging markets. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[4]	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The Predecessor Fund commenced operations on October 13, 2017.
[6]	The S&P 500 Target Risk Conservative Index is multi-asset benchmark designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.